UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-23158
Investment Company Act file number

Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

Mandatory Exchangeable Trust

Semi-Annual Report

Financial Statements as of and for the period ended
June 30, 2016 (Unaudited)

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	12

Mandatory Exchangeable Trust
Allocation of Portfolio Assets
June 30, 2016 (Unaudited)
(Expressed as a Percentages of Total Investments)

Mandatory Exchangeable Trust
Schedule of Investments
June 30, 2016 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

U.S. Treasury Securities - 15.10%*
Stripped United States Treasury Notes	08/15/2016	$31,328,000	$31,317,318	$31,315,281
Stripped United States Treasury Notes	08/15/2016	54,063,000	54,044,567	54,033,590
Stripped United States Treasury Notes	11/15/2016	94,875,000	94,718,657	94,755,647
Stripped United States Treasury Notes	02/15/2017	24,599,000	24,526,939	24,531,131
Stripped United States Treasury Notes	02/15/2017	70,276,000	70,044,394	70,106,565
Stripped United States Treasury Notes	05/15/2017	14,891,000	14,821,106	14,831,183
Stripped United States Treasury Notes	05/15/2017	79,984,000	79,563,520	79,631,830
Stripped United States Treasury Notes	08/15/2017	6,900,000	6,849,455	6,858,704
Stripped United States Treasury Notes	08/15/2017	87,975,000	87,364,037	87,433,690
Stripped United States Treasury Notes	11/15/2017	14,345,000	14,204,494	14,230,039
Stripped United States Treasury Notes	11/15/2017	80,530,000	79,787,634	79,929,568
Stripped United States Treasury Notes	11/15/2017	94,172,000	92,846,608	93,126,879
Stripped United States Treasury Notes	02/15/2018	41,312,000	40,821,195	40,939,614
Stripped United States Treasury Notes	02/15/2018	53,563,000	52,926,647	53,040,225
Stripped United States Treasury Notes	05/15/2018	703,000	693,106	695,292
Stripped United States Treasury Notes	08/15/2018	10,971,000	10,789,385	10,831,833
Stripped United States Treasury Notes	08/15/2018	83,904,000	82,613,108	82,829,693
Stripped United States Treasury Notes	11/15/2018	39,765,000	38,999,853	39,171,587
Stripped United States Treasury Notes	11/15/2018	55,110,000	54,081,892	54,285,224
Stripped United States Treasury Notes	02/15/2019	34,269,000	33,524,418	33,675,906
Stripped United States Treasury Notes	02/15/2019	60,606,000	59,295,112	59,534,971
Stripped United States Treasury Notes	05/15/2019	9,048,000	8,812,838	8,855,368
Stripped United States Treasury Notes	05/15/2019	85,827,000	83,079,154	84,114,837
Total U.S. Treasury Securities			1,115,725,437	1,118,758,657

Forward Purchase Contract -84.88%*
Forward Purchase Contract for American Deposity Shares
of Alibaba Group Holdings Limited			5,400,894,000	6,287,160,000
Total Forward Purchase Contract			5,400,894,000	6,287,160,000

Total Investments - 99.98%*			$6,516,619,437	$7,405,918,657
Other Assets in Excess of Liabilities - 0.02%*				1,139,583
TOTAL NET ASSETS - 100.00%*				$7,407,058,240

Footnotes
* Percentages are stated as a percent of net assets.

Mandatory Exchangeable Trust
Statement of Assets and Liabilities
June 30, 2016 (Unaudited)

Assets:
Investments in U.S. Treasury Securities, at Fair Value (Cost $1,115,725,437)	$1,118,758,657
Investment in Forward Purchase Contract, at Fair Value (Cost $5,400,894,000)	6,287,160,000
Total Investments	7,405,918,657
Cash	1,094,982
Prepaid Expenses	128,268
Total Assets	7,407,141,907

Liabilities:
Accrued Expenses	$83,667
Total Liabilities	83,667

Net Assets	$7,407,058,240

Net Assets Consist of:
Mandatory Exchangeable Trust Securities ("Trust Securities"),
No Par Value; 66,000,000 Trust Securities Issued and Outstanding	$6,517,500,000
Accumulated Net Investment Income	259,020
Net Unrealized Appreciation on Investments	889,299,220
Net Assets	$7,407,058,240
Net Asset Value per Trust Security	$112.23

Mandatory Exchangeable Trust
Statement of Operations
For the period from June 10, 2016(1) through June 30, 2016 (Unaudited)

For the period from June 10, 2016(1) through June 30, 2016 (Unaudited)
Investment Income
Interest Income	$433,512
Total Investment Income	433,512

Expenses
Professional fees	71,667
Administration, custody and transfer agent fees	38,750
Offering costs	25,000
Organizational costs	25,000
Trustees' fees	7,000
Valuation expense	7,000
Miscellaneous expenses	75
Total Expenses	174,492

Net Investment Income	259,020
Net Change in Unrealized Appreciation on Investments	889,299,220
Net Increase in Net Assets Resulting from Operations	$889,558,240

(1) Commencement of operations.

Mandatory Exchangeable Trust
Statement of Changes in Net Assets
For the period from June 10, 2016(1) through June 30, 2016 (Unaudited)

For the period from June 10, 2016(1) through June 30, 2016 (Unaudited)
Change in Net Assets Resulting from Operations:
Net Investment Income	$259,020
Net Change in Unrealized Appreciation on Investments	889,299,220
Net Increase in Net Assets Resulting from Operations	889,558,240

Change in Net Assets Resulting from Capital Transactions:
Gross Proceeds from the Sale of Trust Securities	6,600,000,000
Selling Commissions	(82,500,000)
Net Increase in Net Assets Resulting from Capital Transactions	6,517,500,000

Net Increase in Net Assets	7,407,058,240
Net Assets, Beginning of Period	-
Net Assets, End of Period (Including $259,020 in	$7,407,058,240
Undistributed Net Investment Income)

(1) Commencement of operations.

Mandatory Exchangeable Trust
Statement of Cash Flows
For the period from June 10, 2016(1) through June 30, 2016 (Unaudited)

For the period from June 10, 2016(1) through June 30, 2016 (Unaudited)
Cash Flows from Operating Activities:
Purchases of U.S. Treasury Securities	$(1,115,291,925)
Purchases of Forward Purchase Contract	(5,400,894,000)
Expense Payments	(219,093)
Net Cash Used in Operating Activities	(6,516,405,018)

Cash Flows from Financing Activities:
Proceeds from the sale of Trust Securities, net of selling commissions	6,517,500,000
Net Cash Provided by Financing Activities	6,517,500,000

Net Increase in Cash	1,094,982
Cash - Beginning of Period	-
Cash - End of Period	$1,094,982

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Provided by Operating Activities:
Net Increase in Net Assets Resulting from Operations	$889,558,240
Amortization	(433,512)
Net Increase in Prepaid Expenses	(128,268)
Net Increase in Accrued Expenses	83,667
Net Change in Unrealized Appreciation on Investments	(889,299,220)
Purchases of U.S. Treasury Securities	(1,115,291,925)
Purchases of Forward Purchase Contract	(5,400,894,000)
Net Cash Provided by Operating Activities	$(6,516,405,018)

(1) Commencement of operations.

Mandatory Exchangeable Trust
Financial Highlights

	For the period from June 10, 2016(1) through June 30, 2016
	(Unaudited)
Per Share Operating Performance:
Beginning Net Asset Value	$100.00
Selling Commissions	(1.25)

Beginning Net Asset Value, Net of Selling Commission	98.75

Income From Investment Operations:
Net Investment Income	-
Net Realized and Unrealized Gain (Loss) on Investments	21.73

Total Gain (Loss) from Investment Operations	21.73

Distributions to Trust Security Holders
Net Investment Income	-
Return of Capital to Trust Security Holders	-
Distributions from net realized gain	-

Total Distributions	-

Ending Net Asset Value	$120.48
Total Return	22.01%

Supplemental Data and Ratios:
Net Assets, End of Period	$7,407,058,240
Ratio of Expenses to Average Net Assets (2)	0.01%
Ratio of Net Investment Income to Average Net Assets (2)	0.01%
Portfolio Turnover Rate (3)	0.00%	(4)

(1) Commencement of operations.
(2) Annualized for periods less than one year.
(3) Lower of Purchases or Maturities (excluding short-term investments) divided by the average portfolio assets during the period.
(4) Not annualized.

Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2016
(Unaudited)

1.	Organization

The Mandatory Exchangeable Trust ("Trust") was established on May 20, 2016 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on June 10, 2016.  In June 2016, the Trust sold Mandatory Exchangeable Trust Securities (“Trust Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The Trust Securities have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of American Depository Shares (“ADSs”) of Alibaba Group Holding Limited ("Alibaba"), with an existing ADS holder of Alibaba, West Raptor Holdings, LLC (the “Shareholder”), an indirect subsidiary of SoftBank Group Corp., a company incorporated under the laws of Japan. Under the terms of the Contract, at the Shareholder’s discretion, the Trust will exchange each Trust Security for either (i) a certain number of ADSs of Alibaba, or (ii) cash equal to the value of the Alibaba ADSs on the Exchange Date, June 1, 2019. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies

A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)	the U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having an original maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and

(iii)	the Contract will be valued using a market based approach on the basis of the bid price received by the Trust for the Contract, or any portion of the Contract covering not less than 1,000 shares, from an independent valuation firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

In order to determine the Contract fair value at June 30, 2016 the Trust engaged an independent valuation firm with expertise in valuing this type of Contract.  The independent valuation firm developed the fair value of the Contract using a discounted cash flow analysis in conjunction with a Monte Carlo model that simulated potential future payouts under the Contract.

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Unrealized gains and losses are accounted for on the specific identification method.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

E. Forward Purchase Contract
On June 10, 2016, the Trust entered into the Contract, which is a derivative instrument, with the Shareholder and paid to the Shareholder $5,400,894,000 in connection therewith.  Pursuant to this Contract, the Shareholder is obligated to deliver to the Trust a specified number of Alibaba ADS on June 1, 2019 (the "Exchange Date") so as to permit the holders of the Trust Securities to exchange on the Exchange Date each of their shares of Trust Securities.

At June 30, 2016, the Contract had the following value:

Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Shareholder – West Raptor Holdings, LLC	06/01/2019	$5,400,894,000	$6,287,160,000	$886,266,000

The cost and value of the Contract are included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation in the Statement of Operations is included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Shareholder’s obligation under the Contract is collateralized by Alibaba ADS which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At June 30, 2016, the Custodian held 66,000,000 shares of Alibaba ADS with an aggregate value of $5,248,980,000.

3.	Distributions

Trust Securities holders are entitled to receive distributions from the maturity of U.S. Treasury Securities of $1.4375 per quarter (except for the first distribution on September 1, 2016 of $1.2938), payable quarterly which commenced September 1, 2016.

4.	Income Taxes

The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, Trust Securities holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated $889,299,220 and $0, respectively.  The aggregate cost of investments for Federal income tax purposes was $6,516,619,437 at June 30, 2016.

5.	Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Fair Value Measurements at June 30, 2012 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	June 30, 2016	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$1,118,758,657	$1,118,758,657	$-	$-
Total Other	1,118,758,657	1,118,758,657	-	-
Derivative Instruments
Forward Purchase Contract	6,287,160,000	-	-	6,287,160,000
Total Derivative Instruments	6,287,160,000	-	-	6,287,160,000
Total	$7,405,918,657	$1,118,758,657	$-	$6,287,160,000

During the period from June 10, 2016 through June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended June 30, 2016
Fair Value Beginning Balance	$-
Increase in Unrealized Gains Included in Net Increase in Net Assets Applicable to Trust Security Holders	886,266,000
Net Purchases, Issuances and Settlements	5,400,894,000
Transfers Out of Level 3	-
Fair Value Ending Balance	$6,287,160,000

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of June 30, 2016.

Type of Asset	Fair Value as of June 30, 2016	Valuation Technique	Unobservable Input
Forward Purchase Contract	$6,287,160,000	Income Approach Pricing Model	Stock price of underlying asset. Returns of the S&P 500 Index

6.	Investment Transactions

For the period from June 10, 2016 through June 30, 2016, the Trust purchased U.S. Treasury Securities (at cost) and the Contract (at cost) in the amount of $1,115,291,925 and $5,400,894,000, respectively.  The Trust did not sell any securities during the period ended June 30, 2016.

7.	Capital Share Transactions

During the period from June 10, 2016 through June 30, 2016, the Trust sold 66,000,000 Trust Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $6,517,500,000 ($6,600,000,000 net of selling commissions of $82,500,000).  As of June 30, 2016, there were 66,000,000 Trust Securities issued and outstanding.

8.	Subsequent Events

The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Mandatory Exchangeable Trust

ADDITIONAL INFORMATION
June 30, 2016
(Unaudited)

Trustee Compensation
The Trust does not compensate any of its trustees who are interested persons. For the period ended June 30, 2016, the aggregate compensation paid by the Trust to the independent trustees was $84,000. The Trust did not pay any special compensation to any of its trustees. The Trust’s Statement of Additional Information includes additional information about the trustees and is available on the SEC’s Web site at www.sec.gov.

Form N-Q
The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/16 – 01/31/16	0	0	0	0
Month #2 02/01/16 – 02/29/16	0	0	0	0
Month #3 03/01/16 – 03/31/16	0	0	0	0
Month #4 04/01/16 – 04/30/16	0	0	0	0
Month #5 05/01/16 – 05/31/16	0	0	0	0
Month #6 06/01/16 – 06/30/16	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi, Managing Trustee

Date   August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi, Managing Trustee

Date   August 29, 2016